April 7, 2021

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Cboe BZX Exchange, Inc.

Ms. Ransom,

On behalf of Cboe BZX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding twelve (12) derivative securities products that commenced trading on Cboe BZX Exchange on April 1, 2021. Please contact me if you any questions in connection with this matter.

Sincerely,

Kyle Murray

Kyle Murray
VP, Associate General Counsel
913.815.7121
Signature executed at 10:00am on 04/07/21

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Cboe BZX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.

21000258

4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument
   Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Kyle Murray

Title: VP, Associate General Counsel

Telephone Number: 913-815-7121

Manual Signature of Official Responsible for Form: Kyle Murray [Signature executed at 10:00am on 04/07/21]

Date: April 7, 2021

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON CBOE BZX EXCHANGE, INC. COMMENCING ON
APRIL 1, 2021

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
APRZ	Trust	ETF Shares	FLEX Options	U.S.	N/A
PSCW	Trust	ETF Shares	FLEX Options	U.S.	N/A
PSMR	Trust	ETF Shares	FLEX Options	U.S.	N/A
PSFM	Trust	ETF Shares	FLEX Options	U.S.	N/A
XDSQ	Trust	ETF Shares	FLEX Options	U.S.	N/A
XDAP	Trust	ETF Shares	FLEX Options	U.S.	N/A
XBAP	Trust	ETF Shares	FLEX Options	U.S.	N/A
XDQQ	Trust	ETF Shares	FLEX Options	World	N/A
QTAP	Trust	ETF Shares	FLEX Options	World	N/A
XTAP	Trust	ETF Shares	FLEX Options	U.S.	N/A
DMCY	Trust	Exchange Traded Funds	Democracy Investments International Index	World	Broad
JHCB	Trust	Exchange Traded Funds	Corporate Bonds	World	N/A